Investments	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments [Abstract]
Investments
Note 7 - Investments
At December 31, 2025 and 2024, the Company had the following investments:

	As at December 31,
	2025	2024

Opening balance	$2,243	$3,449
Additions	16,221	2,367
Disposals	(5,231)	(3,685)
Revaluation gain	2,882	112
Closing balance	16,115	2,243

Less: current portion	(16,115)	-
Non-current portion	$-	$2,243
Note 7 - Investments (continued)
The Company's investments include equity interests in public and privately held companies, typically received as proceeds related to various property agreements. During the year ended December 31, 2025 the Company acquired $9.1 million in investments through the acquisition of EMX. Included in the additions is also a $1.3 million reclassification related to the Company's investment in Aterian Plc, which was previously classified as an investment in associate (Note 9). The Company also received $4.9 million in common shares from Firefly Metals as part of the Ming settlement and were subsequently sold within the same period for cash consideration. The remaining disposals during the year relate to various equity investment sales.
During the year, the Company purchased $1.0 million in Tether Gold XAU₮ cryptocurrency tokens (Note 18). The current value of the Tether Gold XAU₮ cryptocurrency tokens is $1.1 million.